INTANGIBLE ASSETS, NET - Expected amortization expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS, NET
2022	$ 804
2023	545
2024 and thereafter	1,021
Finite-Lived Intangible Assets, Net	$ 2,370	$ 569